October 19, 2012

VIA EDGAR & OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Attn: Ms. Maryse Mills-Apenteng

RE:	Kofax Limited
Amendment No. 1 to
Confidential Draft Registration Statement on Form F-1
Submitted on October 19, 2012
CIK No. 0001556884

Ladies and Gentlemen:

Kofax Limited (the “Company”) has today confidentially submitted with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 to its Registration Statement on Form F-1 (as amended, the “Registration Statement”). On behalf of the Company, we respond to the comments raised by the staff (the “Staff”) of the Commission in the letter dated October 1, 2012 from Ms. Maryse Mills-Apenteng to Mr. Reynolds C. Bish. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response. All terms used but not defined herein have the meanings assigned to such terms in the Registration Statement. We also include supplemental information requested by the Staff as Exhibit A to this letter.

General

1.	Please provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that no written materials have been, or anticipated will be, provided in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”), to potential investors and no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in the offering.

United States Securities and Exchange Commission

October 19, 2012

2.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filling, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand the effect of the price range on disclosure throughout the document may cause us to raise issues in areas on which we have not previously commented.

Response:

The Company notes the Staff’s comment and understands that inclusion of a price range in the Registration Statement may cause the Staff to raise additional comments.

Outside Front Cover Page of Prospectus

3.	Please disclose that you are an emerging growth company, as defined in the Jumpstart Our Business Startups Act.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on the outside front cover of the prospectus.

4.	Please delete the phrase “Sole Book-Running Manager” from the outside front and back cover pages. See Rule 421(d) of Regulation C.

Response:

The Company accepts the Staff’s comment and has revised the prospectus to delete the reference to sole book-running manager from the front and back cover pages.

Inside Front Cover Page of Prospectus

5.	We will contact you separately regarding your proposed graphics.

Response:

The Company accepts the Staff’s comment and has revised the graphics to limit the use of defined terms.

Industry and Market Data, page ii

6.	Please move this section and the second paragraph of your “Prospectus Summary” to a portion of the prospectus not covered by Rule 421(d) of Regulation C. In addition, consider whether you need all of the defined terms; for example, you have defined the term “dollar.” Finally, throughout the prospectus, please limit your use of defined terms for technical business terminology, such as BPM, BPO, MFPS, and OCR. See Rule 421(b) of Regulation C. For additional guidance, refer to Division of Corporation Finance Staff Legal Bulletin 7A.

United States Securities and Exchange Commission

October 19, 2012

Response:

The Company accepts the Staff’s comment and has revised the disclosure to move “Industry and Market Data” and the second paragraph of the “Prospectus Summary” to a new section of the prospectus located after “Forward-Looking Statements.” The Company also accepts the Staff’s comment and has revised the prospectus to limit the use of defined terms for technical business terminology.

7.	With respect to every third-party statement in your prospectus, such as the information provided by Harvey Spencer Associates, please provide us with copies of the relevant portions of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, tell us whether you commissioned any of the studies or reports. Finally, we note that several of the reports are from 2010 or early 2011. Please confirm that you are not aware of similar reports that have been prepared as of a later date by the authors you cite, or others. If you are aware of any such reports, please confirm that the conclusions do not vary materially from the cited reports, and consider including disclosure regarding the continued utility of the report.

Response:

The Company accepts the Staff’s comment and is supplementally providing to the Staff as Exhibit A hereto marked copies of selected pages of the relevant reports cited in the prospectus, clearly cross-referenced. The Company supplementally advises the Staff that none of the studies or reports were commissioned by the Company. The Company supplementally confirms to the Staff that the Company is not aware of any similar reports that have been prepared as of a later date by the authors cited by the Company, or others.

Prospectus Summary

Who We Are, page 1

8.	Please provide us with support for your statements that you are a “leading” provider and that “many” of your users realize a return on investment within 12 to 18 months.

Response:

The Company notes the Staff’s comment and advises the Staff that several third party experts, including the authors of the publications noted in the Staff’s Comment #7, in particular Forrester in its January 2011 and August 2012 reports, classify the Company as a “leading” provider of Business Process Management services and the “leader” in providing

United States Securities and Exchange Commission

October 19, 2012

Multichannel Capture, or the ability to capture information from a wide variety of different sources. The Company supplementally informs the Staff that the realization of a return on investment within 12 to 18 months by the Company’s users is supported by the Association for Image and Information Management’s 2012 report (provided supplementally by the Company in response to Comment #7 above) in which 57% of users surveyed (including the Company’s users) responded that they recognized a return on investment within 18 months.

9.	In the last paragraph on page 1 you include the Non-IFRS measure adjusted income from operations for the fiscal years ended June 30, 2009 and June 30, 2012. Please also disclose your income from operations for the same periods. Make a similar revision to the last paragraph on page 60. By analogy, refer to the guidance provided in Item 10(e)(1)(A) of Regulation S-K.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 1 of the Prospectus Summary as well as page 62 of the Business section of the prospectus.

Our Opportunity, page 3

10.	In the last paragraph of this section, concisely explain the difference between capture software and services, and business process management software.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 3 and 65 of the prospectus.

Corporate Structure, page 5

11.	Please disclose whether you will proceed with your offering if the shareholders of Kofax (U.K.) do not agree to have their ordinary shares in Kofax (U.K.) cancelled in exchange for shares in Kofax (Bermuda). In addition, explain why you are changing your country of incorporation.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 5 and 33 of the prospectus to clarify that the Company will not proceed with its offering if the shareholders of Kofax (U.K.) do not agree to have their ordinary shares in Kofax (U.K.) cancelled in exchange for shares of the Company. The Company has also revised the disclosure on pages 5 and 33 of the prospectus to explain that the reason for establishing a new Bermuda-domiciled parent company was to enable a direct listing of that new parent company’s common equity (rather than depositary interests) on The NASDAQ Global Select Market, which is prohibited for companies incorporated under the laws of England and Wales.

United States Securities and Exchange Commission

October 19, 2012

12.	It appears that you do not plan to register the migration. Please provide us with your analysis supporting the applicable offering exemption(s).

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that the Company plans to issue its common shares in exchange for all the outstanding ordinary shares of Kofax (U.K.) held by the current holders thereof. The proposed issuance will take place pursuant to an exemption from registration contained in Section 3(a)(10) of the Securities Act. Specifically, under the terms of a scheme of arrangement (the “Scheme”) subject to confirmation of the High Court of Justice in England (the “Court”), and in accordance with Part 26 of the United Kingdom Companies Act of 2006 (the “Companies Act”):

•	all Kofax (U.K.) ordinary shares will be cancelled and, in exchange therefor, each Kofax (U.K.) shareholder will be allocated and receive common shares of the Company; and

•	Kofax (U.K.) will issue to the Company a number of new shares in Kofax (U.K.).

As a result of the Scheme, effective shortly prior to or contemporaneous with the closing of the offering by the Company contemplated by the Registration Statement, Kofax (U.K.) will become a wholly-owned subsidiary of the Company, and all Kofax (U.K.) shareholders will become shareholders of the Company. This is referred to as the “Migration” throughout the prospectus.

Under the terms of the Scheme, and in accordance with the Companies Act, the Scheme will not become effective and binding, unless, among other things:

•

the Scheme is approved by the Kofax (U.K.) shareholders in accordance with Part 26 of the Companies Act at a special meeting of the Kofax (U.K.) shareholders convened in accordance with the directions of the Court (the “Court Meeting”); and

•

following shareholder approval, the Scheme is sanctioned by the Court after a hearing of a petition seeking Court approval at which the Court will consider the fairness of the terms and conditions of the Scheme to Kofax (U.K.) shareholders (the “Court Hearing”).

All Kofax (U.K.) shareholders will be entitled to attend, speak and vote at the Court Meeting and to appear and have the opportunity to speak at the Court Hearing. The Companies Act requires that notice must be given to the Kofax (U.K.) shareholders announcing the convening of the Court Meeting, and that such notice must be accompanied by a statement explaining the effect of the Scheme. Kofax (U.K.) shareholders will be sent (i) a description of the Scheme, (ii) a description of Kofax (U.K.) and the Company, (iii) a proxy form and instructions for voting, and (iv) information concerning the rights of Kofax (U.K.) shareholders to attend, speak and vote at the Court Meeting and to appear and have the opportunity to speak at the Court Hearing.

United States Securities and Exchange Commission

October 19, 2012

Section 3(a)(10) of the Securities Act provides an exemption from the registration requirements of the Securities Act for: “....any security which is issued in exchange for one or more bona fide outstanding securities....where the terms and conditions of such issuance and exchange are approved, after a hearing upon the fairness of such terms and conditions at which all persons to whom it is proposed to issue securities in exchange shall have the right to appear, by any court....”

The Scheme will meet the conditions of the Section 3(a)(10) exemption. First, there will be a securities exchange (the Kofax (U.K.) shares will be cancelled and the Company shares will be issued in exchange) and there will be no exchange of Kofax (U.K.) shares for cash or other consideration.

Second, the Scheme will not become effective and binding until it is sanctioned by the Court after a fairness hearing. The Division of Corporate Finance (the “Division”) has previously indicated that the term “any court” in Section 3(a)(10) includes a foreign court. We have been informed by English counsel that in determining whether or not to sanction the Scheme, the Court will consider, among other things, the fairness of the terms and conditions of the Scheme to the Kofax (U.K.) shareholders.

Third, both the Court Meeting and the Court Hearing will be open to all record holders of Kofax (U.K.) shares. The Kofax (U.K.) shareholders will receive notice of both the Court Meeting and the Court Hearing, and, at both events, will have the opportunity to be heard.

Finally, English counsel has confirmed that it will advise the Court before and during the Court Hearing that the Company will rely on the Court’s approval of the Scheme as court approval of the Scheme following a hearing on the fairness of the terms and conditions of the Scheme for purposes of meeting the requirements for a Section 3(a)(10) exemption with respect to the Company shares to be issued pursuant to the Scheme.

We note that the Division issued a No Action Letter dated May 29, 2002 to Xyratex Group Limited in which it determined not to recommend enforcement action to the Commission in an instance where a new company was formed and planned to issue its common stock to shareholders of an existing company formed under the laws of the United Kingdom (“ExistingCo”) in exchange for all the outstanding shares of ExistingCo pursuant to an exemption from registration under Section 3(a)(10) of the Securities Act resulting from the process of approving a Scheme.

Emerging Growth Company, page 8

13.	In the first paragraph, you state that you have not made a decision whether to take advantage of any or all of the exemptions provided by the JOBS Act. Please disclose the exemptions you are currently utilizing or plan to utilize.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 8 of the prospectus.

United States Securities and Exchange Commission

October 19, 2012

Risk Factors

Risks Related to Our Business, page 12

14.	You indicate on page 4 that you intend to accelerate the initiative to provide your software through a software-as-a-service (SaaS) subscription offering. Please revise to provide a risk factor discussion regarding management’s expectation of how this model will impact the results of operations and profitability levels.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that revenues from its software-as-a-service (SaaS) subscription offering were zero through June 30, 2012, and are not forecasted to be material in fiscal 2013. Further, the Company believes (as discussed in “Our Growth Strategy” on page 67 of the prospectus) that sales of its SaaS based offering will expand its market reach, and not cannibalize sales under its current sales model. In light of these considerations, the Company does not believe that expansion of the disclosure of the risks related to its business to include the requested risk factor discussion would be meaningful to an investor’s understanding of the Company’s business at this time.

“Our ability to realize the anticipated benefits of our consummated acquisitions...,” page 13

15.	Please discuss any material issues associated with integrating your recent material acquisitions. See Item 3.D of Form 20-F.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 14 of the prospectus.

“Continued uncertainty in the global financial markets...,” page 14

16.	You state that current uncertainty in the global financial markets and unfavorable global economic conditions “may” adversely affect you. Please discuss whether global economic conditions have materially affected you. For example, 39.5% of your fiscal 2012 revenues were from EMEA. Specifically disclose the extent to which the European debt crisis has impacted you, if material. See Item 3.D of Form 20-F.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 14-15 of the prospectus.

“Our future revenue depends in part on our installed user base...,” page 15

United States Securities and Exchange Commission

October 19, 2012

17.	Please quantify and discuss your renewal rates. See Item 3.D of Form 20-F.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that it has revised the disclosure related to maintenance contract renewal rates on page 15 of the prospectus in order to include a qualitative discussion of those renewal rates in fiscal 2011 and fiscal 2012. Additionally, the Company refers the Staff to its response to Comment #25 below for a further discussion regarding its maintenance contract renewal rates.

“We compete in a highly competitive software product and services market...,” page 16

18.	You state that failure by you to compete effectively “could” result in price reductions or reduced margins. If material, please discuss whether you have encountered price reductions or reduced margins due to competition. See Item 3.D of Form 20-F.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that to date, it has not had to materially reduce prices or reduce its margins due to competition or its failure to compete effectively.

“We rely on our channel partners for a significant portion of our revenue growth...,” page 16

19.	Please quantify the “significant” portion of your revenue growth dependent on channel partners. See Item 3.D of Form 20-F.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 16 of the prospectus. The Company refers the Staff to its response to Comment #31 below for further detail on revenue from its channel partners.

“Upon the completion of this offering, our common shares will be listed...,” page 25

20.	You state that you “may” decide to delist your shares on the London Stock Exchange in the future. Please disclose whether you have any current plans to do so. See Item 3.D of Form 20-F.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 26 of the prospectus to clarify that it has no current plans to delist its shares from the London Stock Exchange.

United States Securities and Exchange Commission

October 19, 2012

“We will incur significant increased costs as a result of operating as a company...,” page 29

21.	Please quantify the “significant” legal, accounting and other expenses of being publicly traded in the U.S., if known and material. See Item 3.D of Form 20-F.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 29 of the prospectus.

“If we fail to maintain an effective system of internal control...,’ page 29

22.	Please explain further, to us, the nature of the material weakness that led to a restatement of your maintenance service revenue and tell us which financial statement periods were restated as a result of this weakness. Also, tell us the steps taken to remediate such weakness and when it was remediated.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff of the following. During the course of closing its accounts for the year ended June 30, 2011, the Company noted various inconsistencies in its maintenance services revenue trends. In evaluating these trends, the Company identified errors with respect to how maintenance services revenue was being recognized. The Company had revised its contractual terms and conditions related to maintenance services in fiscal 2009, and also had implemented a new accounting sub-ledger related to the accounting for deferred maintenance and the associated recognition of that revenue during fiscal 2009, rolling out that application to each of its operating regions from December 2008 through the end of fiscal year 2009. During these periods, maintenance revenue was being amortized in the Company’s accounting sub-ledger using a “half month” convention, which was not appropriate given the amended terms and conditions, whereas a “daily rate” method should have been followed.

The errors identified in early fiscal 2012 impacted the periods from fiscal 2009 through the date of identification in early fiscal 2012. Because the Company had previously released the earnings for its fiscal years 2009 and 2010, those years required a restatement of maintenance revenue and the associated deferred revenue balances. The result of the restatement caused the Company to revise previously issued financial statements as follows: in fiscal 2009, maintenance services revenue recorded was increased by $0.6 million with a corresponding decrease in deferred maintenance revenue as of June 30, 2009, and in fiscal 2010 maintenance services revenue was increased by $1.8 million with a $2.4 million reduction in deferred maintenance revenue as of June 30, 2010. These amounts for fiscal 2009 and fiscal 2010 were restated in connection with the issuance of the Company’s fiscal 2011 financial results and comparative historical results. The fiscal 2011 financial statements included maintenance revenue and associated deferred maintenance revenue based on the corrected “daily rate” methodology.

In the beginning of fiscal 2012, the Company remediated the weakness by correcting the methodology in the accounting sub ledger, such that all new transactions processed in fiscal 2012 and all maintenance contracts with continuing contractual obligations in fiscal 2012 were accounted for properly using the “daily rate” method.

United States Securities and Exchange Commission

October 19, 2012

Use of Proceeds, page 33

23.	We note your statement that you intend to use the proceeds of the offering for general corporate purposes. It appears from your disclosure elsewhere, however, that you have specific plans to grow your business by further developing and introducing new software offerings, expanding your marketing efforts, including by adding new direct sales and service employees, and pursuing strategic acquisitions. A discussion of your preliminary plans, and the estimated portion of the proceeds to be used for such purposes, is appropriate. Please expand your discussion accordingly. Refer to Item 3.C of Form 20-F.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 34 of the prospectus. The Company supplementally advises the Staff that it is currently evaluating various general corporate purposes for the proceeds, but it has no current commitments for a significant portion of the proceeds. With respect to strategic acquisitions, the Company supplementally advises the Staff that it does not foresee using any of the proceeds to pursue strategic acquisitions.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 41

24.	Please balance your disclosure by discussing the key challenges you are facing. See Item 5 of Form 20-F, and for guidance, refer to Section III.A of SEC Release No. 33-8350.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 42 of the prospectus.

Key Financial and Operational Metrics, page 42

25.

Throughout the prospectus you state that a significant portion of your existing users renew their maintenance service contracts with you, and it appears that renewal rates are material to an understanding of your

United States Securities and Exchange Commission

October 19, 2012

business. Please quantify renewal rates for the periods presented and discuss any material trends. See Item 5 of Form 20-F. Make a similar revision to the penultimate paragraph on page 64.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff of the following. Exact quantification of the Company’s renewal rates for maintenance services contracts is not currently possible for the reasons delineated below. However, the Company nevertheless has a high degree of confidence that its disclosure about its maintenance services contract renewal rates is accurate based on analytical review.

First, the detailed monitoring of customer renewal billings is performed at a regional level based on local operational activity and is not aggregated into one worldwide metric; specifically, the Company has dedicated personnel responsible for generating renewal billings on a regional, and in some cases, product line, basis. Each group manages and optimizes its customer maintenance renewals and tracks those renewals locally. Second, the Company’s systems and processes have not been designed to aggregate this information into a worldwide metric, nor is that easily achieved due to factors such as historical billing data for certain regions or product lines not being included in the Company’s accounting systems.

Notwithstanding the foregoing, the Company is able to determine that the collective maintenance services revenue for the Americas and EMEA regions comprised approximately 93% and 90% of total maintenance services revenue in fiscal 2012 and fiscal 2011, respectively. In reviewing the data derived from the Company’s accounting systems and processes noted above (including the Company’s estimation of the U.S. dollar value of foreign currency billings based on the average fiscal 2012 exchange rates for both years), the Company notes that the renewal rate for each of the Americas and EMEA regions, for both fiscal 2012 and fiscal 2011, was in excess of 90%. Because renewal rates for the relevant periods in the regions accounting for more than 90% of the Company’s maintenance services revenue exceeded 90%, the Company believes that “high level of renewal of our customer maintenance agreements”, or similarly phrased language throughout the prospectus, is accurate. The Company has revised the disclosure on pages 43 and 67 of the prospectus to clarify that these renewal rates were achieved in each of fiscal 2012 and fiscal 2011.

Critical Accounting Policies, Judgments and Estimates

Goodwill, including Impairment Assessments, page 56

26.	If you have determined that the recoverable amount of your cash-generating unit significantly exceeds its carrying amount, please disclose such determination. We refer you to Section V of SEC Release No. 33-8350. To the extent this is not true; please provide the disclosures required by paragraph 134(f) of IAS 36.

United States Securities and Exchange Commission

October 19, 2012

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that the recoverable amount of its cash-generating unit does significantly exceed its carrying value. As a result, the Company has expanded the disclosure on page 59 of the prospectus.

Share-Based Payments, page 57

27.	When available, please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock. To the extent that your proposed IPO price is materially different from the price of your stock on the London Stock Exchange, please explain if that will have any implications as to the fair value of stock options outstanding.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that the proposed IPO price has not been determined at this time and no discussions with respect thereto have occurred. The Company initiated discussions with the Underwriter about the offering on or about July 25, 2012. The Company anticipates that the price at which the shares will be offered pursuant to the prospectus will be based on the price at which Kofax (U.K.)’s ordinary shares are traded on the London Stock Exchange. The determination of the fair value of Kofax (U.K.)’s outstanding stock options, and of the restricted shares of common stock issued under Kofax (U.K.)’s long-term incentive plan, or LTIP, has been based on a Black-Scholes option pricing model using the grant date market price of Kofax (U.K.)’s ordinary shares as traded on the London Stock Exchange.

28.	Consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the fair value of the options outstanding as of the most recent balance sheet date included in the registration statement.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that it believes it has complied with the disclosure requirements related to share-based payments under IFRS 2, and has therefore determined to not expand the disclosure relating to the estimated IPO price and the fair value of the stock options or the LTIP awards, as of the most recent balance sheet date included in the Registration Statement.

United States Securities and Exchange Commission

October 19, 2012

29.	Please provide us with updated information regarding any recent option grants through the date of your response.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that no option grants have been made and LTIP awards of 645,000 shares have been granted since June 30, 2012.

Results of Operations

Revenue, page 45

30.	Please clarify the sales execution issues referenced in the first paragraph on page 45.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 46 of the prospectus.

31.	On pages 64 and 65, you state that your channel partners typically sell your software at relatively lower average selling prices when compared to your direct sales force. Please tell us if these differences are material, whether the source of software sales has had any material impact on your revenue, and whether there are any material trends in the source of sales. In addition, on page 68, you state that during fiscal 2012 approximately 59% of your total revenue came from your indirect channel partners. Please revise your revenue discussion to disclose and address the percentage of revenue attributable to indirect channel partners for fiscal 2011 and 2012.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 5, 68 and 70 of the prospectus to address the relative consistency of the percentage of its revenue attributable to channel partners and direct sales in fiscal 2011 and fiscal 2012.

The Company supplementally advises the Staff that the average selling price for its channel partners’ transactions is materially lower than the average selling price for transactions closed by its direct sales organization. The basis for that difference is primarily related to the fact that the Company’s channel partners focus on small and midsize enterprises and its direct sales organization focuses on larger enterprises, with the average deal size having a correlation to the size of the Company’s customers.

For the periods covered by the prospectus, there has not been any material change in trends in the source of the Company’s sales. In preparing the prospectus, the Company performed a detailed assessment of its total revenue for fiscal 2012 in order to derive the 59% metric that the Company has disclosed. That full analysis has not been conducted for fiscal 2011. Relative to the Company’s statement that there are no material changes in trends when comparing fiscal 2012 to fiscal 2011, the Company notes the following. Historically, the Company has calculated the contracted value of new license orders (based on the stated value of the license fee in the contract) made through both its channel partners (“indirect”) and its direct sales force, noting that in fiscal 2012 and fiscal 2011, there was only a 2

United States Securities and Exchange Commission

October 19, 2012

percentage point difference in the percentages of license orders attributable to direct sales versus indirect sales. Further with respect to license sales, the Company generally recognizes license revenue in the period in which the contract with the customer has been signed. Additionally, the contractually stated amount of the license revenue element and the amount recognized as license revenue for accounting purposes are generally the same (the Company refers the Staff to its responses to Comments #45 and #46 below for discussion of its accounting for multiple element arrangements). In addition to the license revenue bookings being significantly similar to the license revenue recognized in any period, the Company’s maintenance services revenue is generally consistent in proportion between direct and indirect channels in comparative periods, due to the high level of maintenance services renewals across the Company’s user base, which is consistent across both direct sales customers and indirect sales customers. Lastly, the Company’s professional services revenue, which is a smaller proportion of the Company’s total revenue, is relatively weighted in terms of direct and indirect revenue, to the proportion of its license revenue, and so the mix of professional services between direct and indirect channels does not significantly affect the relative mix of total revenue measured between direct and indirect channels.

Liquidity and Capital Resources

Future Cash Requirements and Sources of Liquidity, page 51

32.	As noted on page F-40, please disclose that as of June 30, 2012, you were in compliance with all of the covenants in your revolving credit facility.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 53 of the prospectus.

Business

Our Solution, page 62

33.	Please revise the first paragraph on page 63 to clarify what you mean by the enterprise segments of the capture market and the desktop segment.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 65 of the prospectus.

Our Growth Strategy

Broaden Our Software Offerings and Markets, page 65

34.	Please clarify how your users can utilize your software on mobile devices for their capture and business processes management.

United States Securities and Exchange Commission

October 19, 2012

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 67 of the prospectus.

Management

Executive Officer Compensation and Employment Agreements, page 80

35.	We note that you have provided executive compensation disclosure only for Messrs. Bish and Arnold. Please explain to us how you determined that no additional disclosure was necessary pursuant to Item 6.B of Form 20-F.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that neither Bermuda nor United Kingdom law requires the disclosure of the compensation of the Company’s executive officers beyond the executive compensation disclosure currently provided in the prospectus, and the disclosure with respect to compensation currently included in the prospectus is limited to the public disclosure made by Kofax (U.K.) in its annual report to shareholders.

Principal Shareholders, page 88

36.	Notes 3, 6, and 7 disclaim beneficial ownership “except to the extent of any pecuniary interest therein.” Beneficial ownership includes the power to direct the voting or disposition of the securities or to receive the economic benefit of the securities. See General Instruction F to Form 20-F. Thus, because Messrs. Comfort and Lock have the power to direct the voting or disposition of the shares, they are beneficial owners even if they do not receive the economic benefit of the securities. Please revise. In addition, please disclose with whom Mr. Comfort shares voting and dispositive power over the shares held by the Natasha Foundation and the NPC Foundation, who receives the economic benefit of these securities, and tell us whether Mr. Comfort receives any economic benefit from the 7,967,348 shares held by immediate family members and entities controlled by immediate family members. Finally, disclose with whom Mr. Lock shares voting and dispositive power over the shares held by The Greg and Rosie Lock Charitable Foundation, and who receives the economic benefits of the securities.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 92 of the prospectus. The Company supplementally advises the Staff that the beneficial ownership table reflects that Messrs. Comfort and Lock maintain beneficial ownership of the shares over which they share voting and dispositive power. The Company notes that Rule 13d-4 under the Exchange Act of 1934, as amended, states that: “[a]ny person may expressly declare in any statement filed that the filing of such statement shall not be construed as an

United States Securities and Exchange Commission

October 19, 2012

admission that such person is, for the purposes of sections 13(d) or 13(g) of the Act, the beneficial owner of any securities covered by the statement” and the language in the footnote is intended to clarify the share holdings pursuant to the relevant provisions of Rule 13d-4. The Company further advises the Staff that Mr. Comfort does not receive any economic benefit from the 7,967,348 shares held by immediate family members and entities controlled by immediate family members.

Related Party Transactions, page 90

37.	You state that your transactions with related party officers and directors have not exceeded $120,000 in the aggregate in any given year. This appears to be inconsistent with the disclosure required by Item 7.B of Form 20-F. Please revise or advise.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 93 of the prospectus.

38.	Please explain to us how you determined that you did not need to disclose the disposition of your hardware business to an investor group that included members of that business’ management team. See Item 7.B of Form 20-F.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that no key management personnel were members of the group of investors who purchased the hardware business in May 2011 and as such, such disposition does not require disclosure pursuant to Item 7.B of Form 20-F.

Taxation, page 110

39.	You state that although you are organized under the laws of Bermuda, you seek to ensure that you are resident in the United Kingdom for tax purposes, and certain of your tax conclusions are dependent upon that tax residency. It appears that you do not plan to include an Item 601(b)(8) tax opinion supporting the tax matters and consequences to shareholders described in the prospectus. Please explain to us how you concluded that no such opinion is necessary. For guidance, refer to Section III of Staff Legal Bulletin No. 19.

Response:

The Company accepts the Staff’s comment and supplementally advises the Staff that it will include United Kingdom and United States tax opinions and the related consents of counsel with an amendment to the Registration Statement.

United States Securities and Exchange Commission

October 19, 2012

Underwriting

No Sales of Similar Securities, page 120

40.	Despite the general language regarding lock-up periods in the first and second paragraphs of this section, the first sentence of the second paragraph appears to state that the lockups will terminate after your shares have traded for two days. If the lock-ups will terminate after your shares have traded for two days, please provide us with an analysis as to whether this is customary for similar offerings. Otherwise, please tell us the planned length of the lock-up period and revise the first two paragraphs to eliminate what appears to be inconsistent disclosure.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 124 of the prospectus.

Audited Consolidated Financial Statements of Kofax plc

Consolidated Income Statements, page F-3

41.	We note you classify expenses by function in your consolidated income statements. We also note the information provided in Notes 7 and 8 regarding the nature of certain expenses pursuant to paragraph 104 of IAS 1. Please note that the disclosures requirements are not limited to the expenses noted in paragraph 104. Therefore, please expand your disclosures further to provide additional information regarding the nature of your expenses.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that it has further reviewed paragraph 104 of IAS 1, along with its disclosures with respect to expenses. Upon completion of that review, the Company believes it has complied with the relevant disclosure requirements, including the need to disclose additional information on certain nature type costs, and to which functional categories these relate if the amounts are separately disclosed on the face of the income statement. The Company therefore does not believe any additional information is required to be disclosed.

Consolidated Statement of Cash Flows, page F-7

42.	We note that you disclose net movement in working capital in your consolidated statements of cash flows. Please refer to paragraph 51 and Appendix A of IAS 7.

Response:

The Company accepts the Staff’s comment and has revised the Consolidated Statements of Cash Flows on page F-7 of the prospectus to remove the line titled “Movement in working capital” and has replaced it with lines that provide disclosure regarding the movement of trade receivables, other current assets, trade and other payables and deferred revenue.

United States Securities and Exchange Commission

October 19, 2012

Note 1. Accounting Policies

1.2 Summary of Significant Accounting Policies

Revenue Recognition, page F-8

43.	We note that you recently began offering portions of your Capture Enabled BPM software through a SaaS subscription offering. Please tell us the amount of revenue recognized for these arrangements during the fiscal years ended June 30, 2012 and 2011. If material, please revise to include your accounting policy for such arrangements in Note 1.2 to your financial statements. To the extent that such revenues have not been material, to date, but you believe they will be material to your fiscal 2013 operations, please revise to disclose your accounting policy for these arrangements in MD&A.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that revenues from its software-as-a-service (SaaS) subscription offering were zero through June 30, 2012, and are not forecasted to be material in fiscal 2013. As the historic and near-term revenue from sales of its SaaS based offering is not material, the Company has not included discussion of SaaS based offering revenue recognition in its revenue recognition policies.

44.	We also note from your disclosure on page 64 that portions of your software are available to OEMs under royalty agreements for bundling or integration with their products. Please tell us the amount of revenue recognized from such arrangements for fiscal years ended June 30, 2012 and 2011. If material, please revise to disclose your accounting policy for these arrangements in the Notes to your financial statements.

Response:

The Company notes the Staff’s comments and supplementally advises the Staff that the license revenue recognized as a result of royalty reports submitted by OEMs represents an amount in the high-single digits as a percentage of total revenue in each of fiscal 2012 and fiscal 2011. In prior periods, the Company disclosed the proportion of its total revenue derived from its collective OEM and ‘point of sale’-based revenue; however, the Company discontinued disclosure of such figures because the percentage of total revenue associated with those sales has decreased in recent years. Nevertheless, the Company has expanded the disclosure of its revenue recognition policy with respect to royalty derived sales on pages 55, 56 and F-8 of the prospectus. The Company further notes that ‘point of sale’ revenue is derived from reseller channels, and that the revenue recognition footnote, as revised in the prospectus, encompasses these sales.

45.	You disclose on page 42 that you generally price your maintenance services, and the associated renewals, on a consistent percentage of the associated software license fee. Tell us your consideration to quantify this percentage or a range of the amount of maintenance as compared to the software license fee.

United States Securities and Exchange Commission

October 19, 2012

Response:

The Company notes the Staff’s comment and supplementally advises the Staff that it generally prices the first year of its maintenance services as a stated percentage of the related license selling price. The stated percentage of the license selling price is generally consistent across the Company’s customers, with one percentage used for most contracts, and another percentage used for individually larger contracts. Each of these pricing tiers is based on an assessment of the fair value of the underlying contracts, the methodology of which is discussed in further detail in the response to Comment #46. The Company’s standard licensing agreements generally provide for the pricing of maintenance service renewals to be the amount billed for the initial year’s maintenance.

46.	Additionally, you indicate that the fair values of the undelivered elements are based on cost plus a reasonable margin. You further state you assess the level of margin based upon your own performance and that of other companies in the software industry. Supplementally provide us with further details about your fair value methodology. In your response, please tell us what type of costs are considered in your analysis (e.g. R&D costs, costs of telephone support, costs of duplicating and delivering updates, etc.). Also provide us with the range of reasonable margin you assume and how you weight your performance versus the performance of other software companies. In addition, explain how you allocate discounts and/or volume rebates, if applicable. Lastly, tell us how the percentage of PCS deferred using your fair value methodology compares to the actual renewal rates charged.

Response:

The Company notes the Staff’s comment and supplementally advises the Staff of the following with regards to its revenue recognition policies and procedures.

Fair Value of Undelivered Elements

Paragraph 11 of IAS 18, “Revenue”, states, in part, that “when the selling price includes an identifiable amount for subsequent servicing, that amount is deferred and recognized as revenue over the period during which the service is performed. The amount deferred is that which will cover the expected costs of the services under the agreement, together with a reasonable profit on those services”.

United States Securities and Exchange Commission

October 19, 2012

The Company has not established fair value for its software license products. Accordingly, as is explained in the discussion that follows, the Company allocates the overall arrangement fee using the residual method, whereby the fees from the arrangement are first allocated to the undelivered elements (generally maintenance services and professional services), based on their respective fair values, with the residual fees under the arrangement being allocated to the delivered element (generally the software license) and recognized as revenue, assuming all other revenue recognition criteria have been met.

The Company has determined the fair value for both its maintenance services and professional services to be the pricing necessary to generate a reasonable profit based on its expected costs to deliver those services.

In determining the ‘expected costs’ and a ‘reasonable profit’, the Company analyzed its expected costs and profit margins related to the services that may be offered in any given multiple-element arrangement, generally, maintenance support services, consulting services and training services (as is discussed below, “professional services” includes both consulting services and training services). The profit margins on each of these three services, together with the expected costs for these three services and for research and development, are discussed in further detail below, along with the relevant peer group data relative to the comparison of expenses to revenue for each.

In determining ‘reasonable profit’ on its services, the Company researched published data of comparable publicly traded software companies who presented each of the same three revenue captions as it does, along with the associated cost of sales for each caption. In connection with that evaluation, the Company reviewed published disclosures to assess whether the services included in each caption were substantially similar to those services provided by the Company and reported in the same caption, as well as to gain a general understanding that those companies’ business objectives and practices were in line with the Company’s objectives. For example, as relates to practices, one potential peer company disclosed that they sold their professional services as a “loss leader”, and so they were excluded from what the Company deemed a relevant peer group for assessing a reasonable professional services profit margin, as that company’s professional services were sold using different economic assumptions, resulting in a significantly different relationship between professional services revenue and margin. The Company further noted, particularly with respect to consulting services fair value assessment, that the nature of these services among its peer companies varies from being more routine (and able to be done by a wider group of relatively less experienced personnel), to being more value-add services (requiring greater experience and expertise). As a result of assessing the relative skill requirements of providing its consulting services, including the fact the Company’s software does not require customization, the Company’s long history of providing services associated with its software and its resulting ability to accurately forecast engagement requirements, the Company has concluded that its consulting services are more routine than those of the peer group as a whole.

As noted above, while the evaluation of the data includes expected costs (which are derived from budget data and forecasts), actual performance may vary from those projections. The Company has included a discussion of actual profit margin data in the discussion that follows in order to allow for comparison to actual financial data disclosed in the prospectus.

United States Securities and Exchange Commission

October 19, 2012

Maintenance Services. As discussed in response to Comment #45 above, the Company has a price list and policies in place whereby it prices its maintenance services consistently across its customer base. Cost of maintenance services primarily consists of personnel costs for the Company’s staff of professionals who manage its customer support inquiries as well as associated costs such as facilities and related overhead charges. The Company is able to reliably predict its call volumes, based on its extensive history of providing maintenance services, and through its customer support group use of a call tracking software package; accordingly, the Company can estimate its future expected costs of providing hotline support. The Company is consistent with other software companies that include the full amount of the maintenance contracts’ revenue in the maintenance services revenue line, but which only includes customer support personnel and related overhead costs in the costs of maintenance services line, while the portion of research and development costs that are related to unspecified software enhancements and ‘bug fixes’ are included in research and development costs (discussed separately below). The actual profit margin on the Company’s customer maintenance services costs was 85.6% in fiscal 2012. The most recent year’s profit margins for the peer group of companies that the Company evaluated against indicated a median margin of 84.0%, a low margin of 75.3% and a high margin of 91.4%. From the assessment of its costs and the requirement to obtain a reasonable profit on its maintenance services, the Company has established fair value for its maintenance services (such fair value being expressed as a percentage of the net license sales price). In connection with its accounting processes, the Company reviews the percentage of the net license fee at which maintenance services are sold to ensure that the stated contractual maintenance selling price equals or exceeds the fair value price. If the contractual price is less than the fair value price, a ‘carve out’ is made from the license fee in order to defer the fair value of the maintenance services. The Company further notes that if a ‘carve out’ is necessary in order to defer maintenance based on its fair value, that ‘carve out’ is recorded at the time of the initial license sale, based on an evaluation of the annual amount of the ‘carve out’, and the number of years for which maintenance may be procured by the customer at less than the fair value price.

Additionally, the Company notes that research and development costs are not an element of cost of maintenance discussed above; however, a portion of the maintenance revenue’s costs are related to the development of unspecified software enhancements and ‘bug fixes’, which are included in research and development costs in the Company’s income statements. The Company has evaluated its cost structure for these items relative to the peer companies that account for these costs in the same manner, employing a metric of research and development costs as a percentage of total revenue. The Company’s research and development costs were 12.9% of total revenue in fiscal 2012. The most recent year’s percentages for the peer group indicated median research and development costs of 12.4% of total revenue, a low of 8.2% and a high of 18.1%. As a result, because the Company falls within the range of peer companies with respect to its research and development costs as a percentage of revenue, the Company concluded that no further adjustment was required to determine the fair value of maintenance services.

Professional Services. The Company’s income statement presentation of professional services includes both consulting services and training services, of which consulting services and training constituted 91% and 9% of total professional services revenue, respectively, in fiscal 2012. The aggregation of these two items is common across the peer companies reviewed. For both consulting services and training services, the primary costs of the Company’s professional services are the personnel costs of those providing the services, along with the facilities and related overhead charges. The Company’s actual profit margin on the combined professional

United States Securities and Exchange Commission

October 19, 2012

services was 14.8% in fiscal 2012. The most recent year’s profit margins for the peer group indicated a median margin of 16.8%, a low margin of 9.8% and a high margin of 21.1%. With respect to the Company’s fiscal 2012 profit margins, consulting services provided a profit margin of approximately 11.9%, and training services provided a profit margin of approximately 44.4%. Noting that the profit margin on professional services is based on the relative contributions of each of the consulting services and training services, a description of the Company’s methodology for assessing the fair value for each of consulting services and training services follows.

Consulting Services. In order to determine the fair value of the undelivered consulting services, the Company assesses its forecasted cost (salaries and other direct costs, as noted above) and related headcount data inherent in its forecasts in order to calculate a burdened hourly cost of its consulting staff. That burdened cost, plus profit margin, is then evaluated as an input into the required pricing of consulting services that allows for the reasonable profit margin. Further, given differences in local salaries and costs, as well as the expectations relative to the hours a consultant will work, the Company performs these calculations on a regional basis, resulting in a specific fair value per hour amount for each of the Company’s geographic regions. In connection with its accounting processes, the Company reviews the rates at which consulting services are sold to ensure that the stated contractual consulting rate equals or exceeds the fair value price, as applicable for each region. If the contractual price is less than the fair value price, a ‘carve out’ is made from the license fee in order to defer the fair value of the consulting services.

Training Services. Training services are sold based on a list price per course. The price for each course is dependent on the number of days of the course, the number of attendees, and other factors, including whether the course is being held at a Company-provided location or the customer’s location. The Company does not generally discount training services. The Company conducted an analysis of training sold in fiscal 2012, noting that an average discount of 3.7% from list price was given to customers. The Company has a dedicated group of professionals within each region who provide training services to local customers. The margin generated from training services has resulted in a 44.4% margin, ranging from 40% to 53% in the Company’s geographic regions that provide these services. From the assessment of its costs and the requirement to obtain a reasonable profit on its training services, the Company has derived a selling price for its training services. In connection with its accounting processes, the Company reviews the stated contractual training fees to ensure that it equals or exceeds the fair value price. If the contractual price is less than the fair value price, a ‘carve out’ is made from the license fee in order to defer the fair value of the training services.

Accounting for Discounts and Volume Rebates

The Company refers the Staff to the discussion above with respect to the Company’s accounting for the allocation of the total arrangement fee, noting that the Company allocates the overall arrangement fee using the residual method, whereby the fees from the arrangement are first allocated to the undelivered elements (generally maintenance services, consulting services and / or training services), based on their respective fair values, with the residual fees under the arrangement being allocated to the delivered license.

The Company does not provide volume rebates to its customers.

United States Securities and Exchange Commission

October 19, 2012

PCS Deferral Percentage Relative to Actual Renewal Rates

The percentage of PCS (maintenance services) deferred in a multiple-element arrangement is generally the same rate as future renewals. As discussed in the “maintenance services” paragraph earlier in the Company’s response to this Comment #46, the Company’s stated contractual maintenance services fair value (as expressed as a percentage of the net license sales price) generally equals or exceeds the fair value price for maintenance services. Further, as discussed in the Company’s response to Comment #45, maintenance service renewals are generally priced to be the amount billed for the initial year’s maintenance services.

47.	You disclose on page 68 that 59% of your fiscal 2012 total revenue came from your indirect channel of authorized resellers. Please clarify in your disclosures if revenue through resellers is recognized on a sell-in or sell-through basis and disclose the nature of their return rights, if any.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 56 and F-8 of the prospectus.

48.	We note that you recognize revenue and profit on fixed price professional service engagements on a milestone basis. Please explain this method to us in further detail and tell us how it compares to the percentage of completion method as prescribed by paragraph 21 of IAS 18 and paragraph 10 of the illustrative examples for IAS 18. In your response, please tell us the amount of revenue recognized from such arrangements for each period presented.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page F-9 of the prospectus to better describe the revenue recognition for its fixed price professional service engagements. The Company supplementally advises the Staff and would like to clarify that the fees under its fixed price professional service engagements are recorded as revenue using the percentage of completion method as prescribed by paragraph 21 of IAS 18, except when there are customer acceptance criteria, in which case the Company recognizes revenue upon customer acceptance. For these fixed price arrangements, the customer is billed based on prescribed billing milestones. Additionally, the Company supplementally advises the Staff that the revenue associated with consulting services recognized using the percentage of completion method was approximately seventy percent of its total consulting services revenue in fiscal 2012 and fiscal 2011.

Note 10. Income Tax Expense, page F-28

49.

It appears from the income tax rate reconciliation table on page F-29 that overseas jurisdictions have significantly impacted your effective tax rate. Please revise to provide the disclosures required by Item 4(b) of Form F-1 and Rule 4-08(h)(1) of Regulation S-X. Furthermore, to the extent that one or more countries have had a more significant impact on your effective tax rate; tell us your consideration to disclose this information (either here or in MD&A)

United States Securities and Exchange Commission

October 19, 2012

and include a discussion regarding how potential changes in such countries’ operations may impact your results of operations. We refer you to Item 5A of Form 20-F and Section III.B of SEC Release 33-8350.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page F-29 of the prospectus.

50.	We note that as of June 30, 2012, you had an unrecognized deferred tax asset on losses of $8.4 million. Considering your recent history of pre-tax income and the fact that the losses can be carried forward indefinitely, explain further the factors you considered in concluding it is not probable that future taxable profit will be available against which the unused tax losses can be utilized. We refer you to paragraphs 35 – 36 of IAS 12. To the extent that the unused losses relate to certain jurisdictions in which you have a recent history of losses, revise your disclosures to clarify as such.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 56 and F-29 of the prospectus.

Note 33. Subsequent Events, page F-53

51.	Revise to disclose the date when the financial statements were authorized for issue and who gave that authorization pursuant to the guidance in paragraphs 17 and 18 of IAS 10.

Response:

The Company accepts the Staff’s comment and has added relevant disclosure to its “Subsequent Events” footnote on page F-54 of the prospectus.

*     *     *     *     *

United States Securities and Exchange Commission

October 19, 2012

If you have any questions, please feel free to contact the undersigned at 212.698.3616. Thank you for your cooperation and prompt attention to this matter.

Sincerely,

/s/ David S. Rosenthal

David S. Rosenthal

Exhibit (via overnight delivery)

cc:	Reynolds C. Beh, Chief Executive Officer, Kofax Limited
James Arnold, Jr., Chief Financial Officer, Kofax Limited
Bradford Weller, Executive Vice President of Legal Affairs, General Counsel and Company Secretary, Kofax Limited
Sean Geraghty, Esq., Dechert LLP
Carol Clarke, Esq., Conyers Dill & Pearman Limited Thomas S. Levato, Esq., Goodwin Procter LLP David Hales, Ernst & Young LLP (United Kingdom)